Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Leases
19.	Leases

(a)	Finance lease receivables of the Group as lessor as of December 31, 2016 and 2017 are as follows:

	2016
	Gross investment		Unearned finance income	Present value of minimum lease payment
Not later than 1 year	~~W~~	760,468	73,129	687,339
1 ~ 5 years		1,182,066	72,813	1,109,253
Later than 5 years		20,172	16	20,156

	~~W~~	1,962,706	145,958	1,816,748

	2017
	Gross investment		Unearned finance income	Present value of minimum lease payment
Not later than 1 year	~~W~~	688,358	76,677	611,681
1 ~ 5 years		1,176,334	86,280	1,090,054
Later than 5 years		16,226	585	15,641

	~~W~~	1,880,918	163,542	1,717,376

(b)	The scheduled maturities of minimum lease payments for operating leases of the Group as lessor as of December 31, 2016 and 2017 are as follows:

	Minimum lease payment
	2016		2017
Not later than 1 year	~~W~~	14,992	37,455
1 ~ 5 years		11,062	70,764
Over 5 years		—	12

	~~W~~	26,054	108,231

(c)	Future minimum lease payments under non-cancellable operating lease of the Group as lessee as of December 31, 2016 and 2017 are as follows:

	Minimum lease payment
	2016		2017
Not later than 1 year	~~W~~	178,272	247,815
1 ~ 5 years		160,988	328,482
Later than 5 years		3,720	32,740

	~~W~~	342,980	609,037